Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000035155 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000035155 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000035155 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000035156 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000035156 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000035156 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000035157 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000035157 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000035157 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017334 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000017334 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000017334 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017348 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000017348 | Tax-Exempt Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017348 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000035158 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000035158 | Tax-Exempt Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000035158 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000035159 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000035159 | Tax-Exempt Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000035159 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017350 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000017350 | Tax-Exempt Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017350 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000035160 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000035160 | Tax-Exempt Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000035160 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%